Annual Total Returns- Vanguard SP Mid-Cap 400 Value Index Fund (ETF) [BarChart] - ETF - Vanguard SP Mid-Cap 400 Value Index Fund - ETF Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	(2.65%)	18.35%	33.93%	11.87%	(6.78%)	26.27%	12.13%	(11.99%)	25.91%